Related Party Transactions (Details) - Schedule of amounts due from related parties ¥ in Thousands, $ in Thousands		Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Business Acquisition [Line Items]
Amounts due from related parties		¥ 721	$ 112	¥ 1,247
Shenzhen Red Lake Shengchuang Investment LLP [Member]
Business Acquisition [Line Items]
Amounts due from related parties	[1]			543
Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd. [Member]
Business Acquisition [Line Items]
Amounts due from related parties	[2]			114
Shenzhen Taozhan Trade Co., Ltd. [Member]
Business Acquisition [Line Items]
Amounts due from related parties	[3]			590
Fanhua Lianxing Insurance Sales Co., Ltd. [Member]
Business Acquisition [Line Items]
Amounts due from related parties	[4]	¥ 721	$ 112

[1]	Zhonghui provided interest free loans to Shenzhen Red Lake Shengchuang Investment LLP (“Shengchuang”) totaling RMB718 from December 2019 to June 2020. As of June 30, 2020, RMB175 had been returned. As we disposed Zhonghui in December 2020, this entity was not our related party since then.
[2]	Zhonghui provided interest free loans to Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd. (“Jinhui”) totaling RMB119 from February 2020 to June 2020. As of June 30, 2020, RMB5 had been returned. As we disposed Zhonghui in December 2020, this entity was not our related party since then.
[3]	Zhonghui, a subsidiary acquired by the Group in July 2018, provided an interest free loan of RMB1,000 to Shenzhen Taozhan Trade Co., Ltd. (“Taozhan”). During the year ended June 30, 2019, Taozhan repaid RMB410 to the Group. As we disposed Zhonghui in December 2020, this entity was not our related party since then.
[4]	Starting from January 2021, the Group cooperated with Fanhua Lianxing Insurance Sales Co., Ltd (“Lianxing”) and received service fee with VAT totaling RMB1,215 and without VAT totaling RMB1,146 from marketing insurance products for Lianxing. As of June 30, 2021, RMB494 with VAT had been received.